SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details)	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 71,716
2025	67,589
Later years
Total lease payments	139,305
Less: Imputed interest	(10,626)
Present value of lease liabilities	$ 128,679